Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, Rapid7, Inc. 2015 Equity Incentive Plan
Amount Registered | shares	2,539,878
Proposed Maximum Offering Price per Unit	31.11
Maximum Aggregate Offering Price	$ 79,015,605
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,097.29
Offering Note
(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (the “Common Stock”) that become issuable under the Rapid7, Inc. 2015 Equity Incentive Plan (the “2015 EIP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(b) The Amount Registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2015 EIP on January 1, 2025.
(c) The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2015 EIP, on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Global Market on February 25, 2025.
(d) The Amount of Registration Fee is rounded up to the nearest penny.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, Rapid7, Inc. 2015 Employee Stock Purchase Plan
Amount Registered | shares	634,969
Proposed Maximum Offering Price per Unit	26.45
Maximum Aggregate Offering Price	$ 16,794,931
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,571.31
Offering Note
(a) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Rapid7, Inc. 2015 Employee Stock Purchase Plan (the “2015 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.
(b) The Amount Registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2015 ESPP on January 1, 2025.
(c) The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2015 ESPP, on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Global Market on February 25, 2025. Under the 2015 ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant’s common stock on the offering date or the purchase date, whichever is less.
(d) The Amount of Registration Fee is rounded up to the nearest penny.